WARRANTY LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Guarantees and Product Warranties [Abstract]
WARRANTY LIABILITIES

8.	WARRANTY LIABILITIES

The Company provides warranties on certain products sold to customers. Warranty liabilities are estimated at the time of sale based on historical product replacement rates, expected future warranty claims, estimated replacement costs, and shipping and handling costs associated with warranty claims. Management periodically evaluates the adequacy of the warranty reserve and records adjustments as necessary based on actual claims experience, product performance, and updated assumptions.

In estimating warranty liabilities, the Company considers historical claim rates, product-specific experience, and applicable warranty terms, including extended warranty periods in certain markets. Products sold in Europe are generally subject to a two-year warranty period, and the Company’s estimates incorporate expected warranty claims over the applicable coverage period.

As of June 30, 2026 and December 31, 2025, total warranty liabilities were $38,843 and $36,833, respectively. Of these amounts, $32,004 and $30,023 were classified as current liabilities, while $6,839 and $6,810 were classified as non-current liabilities, respectively.

The following table summarizes the activity in the Company’s warranty liabilities for the six months ended June 30, 2026 and 2025:

	Six months ended June 30,
	2026	2025

Balance at the beginning of the period	$36,833	$83,284
Provision for warranties, net	2,169	18,645
Warranty costs incurred	(159)	(342)
Balance at the end of the period	$38,843	$101,587
Including:
Current portion	$32,004	$82,030
Non-current portion	$6,839	$19,557

11.	WARRANTY LIABILITIES

The Company estimates warranty liabilities based on historical product replacement rates, expected future claims, and estimated shipping and handling costs per unit. Management periodically reassesses the adequacy of the warranty reserve and adjusts the provision as necessary based on actual claims experience and updated assumptions.

During the year ended December 31, 2025, the Company recorded a net reversal of warranty expense of $45,993, reflecting updated estimates of expected warranty claims based on historical experience, recent claim trends, and a reassessment of expected future obligations.

In estimating warranty liabilities, the Company considers historical claim rates, product-specific performance, and applicable warranty terms, including extended warranty periods for certain markets. For products sold in Europe, which are subject to a two-year warranty period, the Company’s estimate incorporates expected claims over the remaining coverage period through 2027.

Warranty claim costs incurred during the year were $458.

As of December 31, 2025, the total warranty liability was $36,833, of which $30,023 was classified as current and $6,810 as non-current.

During the year ended December 31, 2024, the Company recorded warranty expense of $40,724 and incurred warranty claim costs of $39,793. As of December 31, 2024, the total warranty liability was $83,284, of which $69,010 was classified as current and $14,274 as non-current.

	December 31,
	2025	2024

Balance at the beginning of the year	$83,284	$82,353
Provision (reversal) for warranties, net	(45,993)	40,724
Warrant costs incurred	(458)	(39,793)
Balance at the end of the year	$36,833	$83,284
Including:
Current portion	$30,023	$69,010
Non-current portion	$6,810	$14,274